Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity-Based Awards. The Company’s Equity Based Award Policy dictates that the grant date for regular annual stock option awards to executive officers will be the second trading day of the calendar year. Performance-based awards are typically made during the first quarter of each year when the Committee approves the performance goals for the year. From time to time, annual grants may be made on a later date in the year as a result of the timing of the determination of the awards and terms or other factors, such as performance metrics for a given year. In 2025, the annual performance awards with three-year metrics were approved by the Committee on April 7, 2025 for our NEOs (other than the CEO) and by the Board on April 9, 2025 for our CEO. New hire equity-based awards granted outside of the regular annual pay program are made on the first trading day of the quarter following the award approval, and ad hoc equity-based awards are generally granted on the fifth business day following the date upon which the CEO approves such awards. All equity-based grants, whether granted on the second trading day of the calendar year or later in the year, are priced in accordance with the terms of the applicable equity compensation plans or performance-based equity programs, which require, among other things, that the exercise price of all stock options be established by reference to the closing price on the trading day immediately prior to the date of grant. The Committee does not grant equity awards in anticipation of the release of material nonpublic information and the timing of filings of material nonpublic information is not based on equity award grant dates.

Award Timing Method	The Company’s Equity Based Award Policy dictates that the grant date for regular annual stock option awards to executive officers will be the second trading day of the calendar year. Performance-based awards are typically made during the first quarter of each year when the Committee approves the performance goals for the year. From time to time, annual grants may be made on a later date in the year as a result of the timing of the determination of the awards and terms or other factors, such as performance metrics for a given year. In 2025, the annual performance awards with three-year metrics were approved by the Committee on April 7, 2025 for our NEOs (other than the CEO) and by the Board on April 9, 2025 for our CEO. New hire equity-based awards granted outside of the regular annual pay program are made on the first trading day of the quarter following the award approval, and ad hoc equity-based awards are generally granted on the fifth business day following the date upon which the CEO approves such awards. All equity-based grants, whether granted on the second trading day of the calendar year or later in the year, are priced in accordance with the terms of the applicable equity compensation plans or performance-based equity programs, which require, among other things, that the exercise price of all stock options be established by reference to the closing price on the trading day immediately prior to the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not grant equity awards in anticipation of the release of material nonpublic information and the timing of filings of material nonpublic information is not based on equity award grant dates.